Accounts and Other Receivables (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($)
Accounts and Other Receivables [Line Items]
Trade receivable	$ 92,000	$ 87,555	$ 0
Other accounts receivable	9,000	2,174	577
Total accounts and other receivables	$ 101,000	$ 89,729	$ 577
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounts and Other Receivables [Line Items]
Concentration Risk, Percentage		99.00%
Customer Concentration Risk [Member] | SPA Customers [Member] | Accounts Receivable [Member]
Accounts and Other Receivables [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2	2